Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions - Schedule of Outstanding Balances Between the Group and the Related Party Tansactions and Balances (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Other receivables	$ 258,639	$ 140,105
Accounts payable	(286,541)	(557,234)
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts payable	(88,108)	(77,661)
InterCement Trading e Inversiones S.A. [member]
Disclosure of transactions between related parties [line items]
Other receivables	212,605	121,729
Accounts payable	(19,255)	(17,000)
InterCement Portugal, S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts payable		(462,573)
Caue Austria Holding GmbH [member]
Disclosure of transactions between related parties [line items]
Other receivables		18,368
Intercement Participações S.A.[member]
Disclosure of transactions between related parties [line items]
Other receivables	46,034	$ 8
Accounts payable	$ (179,178)